Expenses Relating to the Business Combination (Additional Information) (Details)	12 Months Ended
Sep. 30, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Business combination remained outstanding	$ 11,300,921
Provision for excise tax	$ 2,309,495
Percentage of excise tax on stock repurchases.	1.00%
Accounts payable and accrued liabilities
Disclosure of detailed information about business combination [line items]
Cash settled amounts, remained outstanding	$ 7,565,495
Business combination remained outstanding	8,167,921
Loans and borrowings
Disclosure of detailed information about business combination [line items]
Business combination remained outstanding	3,133,000
CIIG
Disclosure of detailed information about business combination [line items]
Liabilities	$ 11,491,920